Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 19 - Commitments and Contingencies
The Company has the following delivery installment commitments:

	June 30, 2024	December 31, 2023
(in $ millions)
Delivery installments for jack-up drilling rigs	319.8	319.8
Total	319.8	319.8
In September 2023, we entered into an agreement with Seatrium New Energy Limited to amend the Construction Contract for the Vali and the Var to expedite their delivery dates, on a best efforts basis only, to August 2024 and November 2024, respectively, in consideration for an additional payment of $12.5 million (acceleration costs) per rig on each respective delivery date.
The following table sets forth when our delivery installment commitments fall due as of June 30, 2024, based upon best efforts expedited delivery dates:

(In $ millions)	Less than 1 year	1-2 years	2-3 years	Thereafter	Total
Delivery installments for jack-up rigs	319.8	—	—	—	319.8
Other commercial commitments
We have other commercial commitments which contractually obligate us to settle with cash under certain circumstances. Bank and parent company guarantees entered into between certain customers and governmental bodies guarantee our performance regarding certain drilling contracts, customs import duties and other obligations in various jurisdictions.
The Company has the following guarantee commitments:

	June 30, 2024	December 31, 2023
(in $ millions)
Bank guarantees, letters of credit and performance bonds	27.6	29.0
Total	27.6	29.0
As at June 30, 2024, the expected expiration dates of these obligations are as follows:

(In $ millions)	Less than 1 year	1–3 years	Thereafter	Total
Bank guarantees and performance bonds	8.2	13.8	5.6	27.6
Assets pledged as collateral

	June 30, 2024	December 31, 2023
(in $ millions)
Book value of jack-up rigs pledged as collateral for debt facilities	2,538.5	2,578.3